Consolidated Statement of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of Stockholders' Equity [Abstract]
Pension adjustment tax	$ (1,642)	$ 763	$ 674
Debt issuance costs		$ 1,694